Supplemental Cash Flow Information	12 Months Ended
Nov. 30, 2018
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information

Cash paid for interest, net of capitalized interest, was $182 million in 2018, $191 million in 2017 and $211 million in 2016. In addition, cash paid for income taxes, net of recoveries, was $58 million in 2018, $43 million in 2017 and $48 million in 2016.